CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 97.7%
COMMUNICATION SERVICES - 14.0%
Entertainment - 2.7%
Walt Disney Co.	2,814,143	$386,269,268

Interactive Media & Services - 9.2%
Alphabet Inc., Class A Shares	143,617	170,980,347	*
Alphabet Inc., Class C Shares	361,914	429,990,023	*
Facebook Inc., Class A Shares	3,967,641	736,671,905	*

Total Interactive Media & Services		1,337,642,275

Media - 2.1%
Comcast Corp., Class A Shares	6,820,126	301,858,777

TOTAL COMMUNICATION SERVICES		2,025,770,320

CONSUMER DISCRETIONARY - 14.9%
Hotels, Restaurants & Leisure - 1.7%
Chipotle Mexican Grill Inc.	295,462	247,721,250	*

Internet & Direct Marketing Retail - 9.6%
Alibaba Group Holding Ltd., ADR	1,427,920	249,928,838	*
Amazon.com Inc.	500,564	889,146,828	*
Booking Holdings Inc.	66,672	131,104,487	*
GrubHub Inc.	2,027,073	120,286,512	*

Total Internet & Direct Marketing Retail		1,390,466,665

Specialty Retail - 3.6%
Advance Auto Parts Inc.	1,545,310	213,175,514
Home Depot Inc.	1,356,570	309,175,869

Total Specialty Retail		522,351,383

TOTAL CONSUMER DISCRETIONARY		2,160,539,298

CONSUMER STAPLES - 4.9%
Beverages - 2.1%
Anheuser-Busch InBev SA/NV, ADR	3,151,392	297,806,544

Food & Staples Retailing - 1.8%
Costco Wholesale Corp.	898,133	264,733,683

Food Products - 1.0%
McCormick & Co. Inc., Non Voting Shares	938,964	152,929,067

TOTAL CONSUMER STAPLES		715,469,294

ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Pioneer Natural Resources Co.	1,242,988	153,409,579

FINANCIALS - 4.7%
Capital Markets - 3.0%
BlackRock Inc.	478,225	202,078,756
Charles Schwab Corp.	6,229,976	238,421,182

Total Capital Markets		440,499,938

Consumer Finance - 1.7%
American Express Co.	2,062,246	248,232,551

TOTAL FINANCIALS		688,732,489

See Notes to Schedule of Investments.

1

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
HEALTH CARE - 12.4%
Biotechnology - 2.4%
Alexion Pharmaceuticals Inc.	2,006,714	$202,196,502	*
BioMarin Pharmaceutical Inc.	1,918,735	144,020,249	*

Total Biotechnology		346,216,751

Health Care Providers & Services - 3.0%
UnitedHealth Group Inc.	1,848,382	432,521,388

Life Sciences Tools & Services - 2.5%
Thermo Fisher Scientific Inc.	1,269,047	364,292,632

Pharmaceuticals - 4.5%
Johnson & Johnson	1,944,398	249,582,927
Zoetis Inc.	3,149,806	398,198,475

Total Pharmaceuticals		647,781,402

TOTAL HEALTH CARE		1,790,812,173

INDUSTRIALS - 10.5%
Air Freight & Logistics - 3.0%
CH Robinson Worldwide Inc.	1,405,008	118,709,126
United Parcel Service Inc., Class B Shares	2,719,624	322,710,584

Total Air Freight & Logistics		441,419,710

Industrial Conglomerates - 2.1%
Honeywell International Inc.	1,830,199	301,287,359

Machinery - 0.8%
Caterpillar Inc.	925,582	110,144,258

Professional Services - 1.7%
IHS Markit Ltd.	3,829,746	251,269,635	*

Road & Rail - 1.1%
Uber Technologies Inc.	4,930,027	160,570,979	*

Trading Companies & Distributors - 1.8%
W.W. Grainger Inc.	940,667	257,413,525

TOTAL INDUSTRIALS		1,522,105,466

INFORMATION TECHNOLOGY - 29.7%
IT Services - 7.9%
Akamai Technologies Inc.	3,500,358	311,986,908	*
Fidelity National Information Services Inc.	1,190,453	162,163,508
Visa Inc., Class A Shares	3,713,958	671,557,886

Total IT Services		1,145,708,302

Semiconductors & Semiconductor Equipment - 5.1%
NVIDIA Corp.	976,692	163,605,677
QUALCOMM Inc.	4,046,000	314,657,420
Texas Instruments Inc.	2,093,010	259,009,987

Total Semiconductors & Semiconductor Equipment		737,273,084

Software - 14.5%
Adobe Inc.	1,450,759	412,755,443	*
Microsoft Corp.	5,232,571	721,362,238
Nutanix Inc., Class A Shares	4,075,109	98,739,891	*

See Notes to Schedule of Investments.

2

CLEARBRIDGE LARGE CAP GROWTH FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		SHARES	VALUE
Software - (continued)
Oracle Corp.		5,630,017	$293,098,685
Palo Alto Networks Inc.		1,065,181	216,892,155	*
Splunk Inc.		1,820,369	203,553,662	*
VMware Inc., Class A Shares		1,064,207	150,521,438

Total Software			2,096,923,512

Technology Hardware, Storage & Peripherals - 2.2%
Apple Inc.		1,538,070	321,056,732

TOTAL INFORMATION TECHNOLOGY			4,300,961,630

MATERIALS - 3.7%
Chemicals - 3.7%
Ecolab Inc.		1,451,626	299,484,960
Linde PLC		1,244,887	235,171,603

TOTAL MATERIALS			534,656,563

REAL ESTATE - 1.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Equinix Inc.		470,642	261,808,732

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $10,545,679,438)			14,154,265,544

	RATE
SHORT-TERM INVESTMENTS - 2.2%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class (Cost - $314,722,747)	1.915%	314,722,747	314,722,747

TOTAL INVESTMENTS - 99.9% (Cost - $10,860,402,185)			14,468,988,291
Other Assets in Excess of Liabilities - 0.1%			18,098,024

TOTAL NET ASSETS - 100.0%			$14,487,086,315

*	Non-income producing security.

Abbreviation used in this schedule:

ADR	— American Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

ClearBridge Large Cap Growth Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include,

4

Notes to Schedule of Investments (unaudited) (continued)

but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

5

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$14,154,265,544	—	—	$14,154,265,544

Short-Term Investments†	314,722,747	—	—	314,722,747

Total Investments	$14,468,988,291	—	—	$14,468,988,291

†	See Schedule of Investments for additional detailed categorizations.

6

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited)	August 31, 2019

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.8%
COMMUNICATION SERVICES - 8.9%
Diversified Telecommunication Services - 0.2%
AT&T Inc.	25,998	$916,689
Verizon Communications Inc.	12,967	754,161

Total Diversified Telecommunication Services		1,670,850

Entertainment - 1.1%
Electronic Arts Inc.	49,725	4,658,238	*
Netflix Inc.	14,197	4,170,369	*

Total Entertainment		8,828,607

Interactive Media & Services - 4.7%
Alphabet Inc., Class A Shares	5,557	6,615,775	*
Alphabet Inc., Class C Shares	3,685	4,378,149	*
Facebook Inc., Class A Shares	60,385	11,211,683	*
Snap Inc., Class A Shares	200,000	3,166,000	*
TripAdvisor Inc.	79,560	3,022,484	*
Twitter Inc.	230,000	9,809,500	*

Total Interactive Media & Services		38,203,591

Media - 1.7%
CBS Corp., Class B Shares, Non Voting Shares	23,497	988,284
Comcast Corp., Class A Shares	180,395	7,984,282
Sinclair Broadcast Group Inc., Class A Shares	110,600	4,929,442

Total Media		13,902,008

Wireless Telecommunication Services - 1.2%
Telephone & Data Systems Inc.	185,000	4,662,000
United States Cellular Corp.	140,630	5,061,274	*

Total Wireless Telecommunication Services		9,723,274

TOTAL COMMUNICATION SERVICES		72,328,330

CONSUMER DISCRETIONARY - 12.7%
Auto Components - 0.4%
Lear Corp.	30,949	3,474,335

Diversified Consumer Services - 0.9%
frontdoor Inc.	145,000	7,444,300	*

Hotels, Restaurants & Leisure - 1.8%
Norwegian Cruise Line Holdings Ltd.	27,787	1,410,190	*
Royal Caribbean Cruises Ltd.	22,435	2,339,522
Starbucks Corp.	108,500	10,476,760

Total Hotels, Restaurants & Leisure		14,226,472

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
Household Durables - 1.3%
PulteGroup Inc.	187,451	$6,335,844
Toll Brothers Inc.	122,752	4,442,395

Total Household Durables		10,778,239

Internet & Direct Marketing Retail - 4.5%
Amazon.com Inc.	13,601	24,159,320	*
Booking Holdings Inc.	4,700	9,242,127	*
Etsy Inc.	50,000	2,639,500	*

Total Internet & Direct Marketing Retail		36,040,947

Specialty Retail - 2.5%
AutoZone Inc.	3,412	3,758,966	*
Foot Locker Inc.	57,149	2,068,222
Home Depot Inc.	55,000	12,535,050
Urban Outfitters Inc.	97,597	2,284,746	*

Total Specialty Retail		20,646,984

Textiles, Apparel & Luxury Goods - 1.3%
Deckers Outdoor Corp.	36,495	5,381,188	*
Ralph Lauren Corp.	56,357	4,978,577

Total Textiles, Apparel & Luxury Goods		10,359,765

TOTAL CONSUMER DISCRETIONARY		102,971,042

CONSUMER STAPLES - 4.6%
Beverages - 0.8%
Monster Beverage Corp.	110,470	6,481,275	*

Food & Staples Retailing - 0.8%
Kroger Co.	206,212	4,883,101
Walgreens Boots Alliance Inc.	24,485	1,253,387

Total Food & Staples Retailing		6,136,488

Food Products - 1.8%
Bunge Ltd.	117,550	6,278,345
Pilgrim’s Pride Corp.	254,085	7,917,289	*

Total Food Products		14,195,634

Household Products - 0.6%
Procter & Gamble Co.	24,375	2,930,606
Spectrum Brands Holdings Inc.	33,800	1,888,406

Total Household Products		4,819,012

Tobacco - 0.6%
Altria Group Inc.	120,900	5,288,166

TOTAL CONSUMER STAPLES		36,920,575

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
ENERGY - 4.4%
Oil, Gas & Consumable Fuels - 4.4%
Chevron Corp.	84,727	$9,974,062
ConocoPhillips	70,400	3,673,472
Exxon Mobil Corp.	40,472	2,771,523
HollyFrontier Corp.	71,057	3,152,089
Marathon Petroleum Corp.	71,482	3,517,629
Phillips 66	64,000	6,312,320
Valero Energy Corp.	84,858	6,388,110

TOTAL ENERGY		35,789,205

FINANCIALS - 10.8%
Banks - 4.9%
Associated Banc-Corp.	144,800	2,785,952
Bank of America Corp.	68,445	1,882,922
CIT Group Inc.	129,512	5,515,916
Fifth Third Bancorp	189,540	5,013,333
First Horizon National Corp.	260,000	4,115,800
JPMorgan Chase & Co.	38,610	4,241,695
Regions Financial Corp.	347,621	5,082,219
Wells Fargo & Co.	143,812	6,697,325
Zions Bancorp NA	103,350	4,246,651

Total Banks		39,581,813

Capital Markets - 1.6%
Affiliated Managers Group Inc.	23,400	1,793,142
E*TRADE Financial Corp.	37,600	1,569,424
Invesco Ltd.	225,000	3,532,500
Lazard Ltd., Class A Shares	25,350	870,519
Virtu Financial Inc., Class A Shares	275,800	5,185,040

Total Capital Markets		12,950,625

Consumer Finance - 1.1%
Navient Corp.	199,875	2,546,407
SLM Corp.	179,800	1,517,512
Synchrony Financial	157,393	5,044,446

Total Consumer Finance		9,108,365

Diversified Financial Services - 0.7%
Berkshire Hathaway Inc., Class B Shares	27,007	5,493,494	*

Insurance - 1.7%
Allstate Corp.	33,000	3,378,870
American Financial Group Inc.	13,000	1,312,610
Everest Re Group Ltd.	11,500	2,712,620
Principal Financial Group Inc.	85,000	4,523,700
Unum Group	84,000	2,134,440

Total Insurance		14,062,240

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
Thrifts & Mortgage Finance - 0.8%
MGIC Investment Corp.	490,900	$6,209,885

TOTAL FINANCIALS		87,406,422

HEALTH CARE - 14.8%
Biotechnology - 3.6%
AbbVie Inc.	36,000	2,366,640
Amgen Inc.	44,349	9,252,088
Biogen Inc.	33,527	7,367,558	*
Gilead Sciences Inc.	21,411	1,360,455
Incyte Corp.	42,000	3,436,440	*
Regeneron Pharmaceuticals Inc.	3,412	989,651	*
Vertex Pharmaceuticals Inc.	23,000	4,140,460	*

Total Biotechnology		28,913,292

Health Care Equipment & Supplies - 4.3%
ABIOMED Inc.	6,337	1,223,484	*
Align Technology Inc.	13,162	2,410,094	*
Baxter International Inc.	83,067	7,305,743
Edwards Lifesciences Corp.	22,554	5,003,379	*
Haemonetics Corp.	49,175	6,566,338	*
Masimo Corp.	43,100	6,605,075	*
Penumbra Inc.	38,200	5,560,010	*

Total Health Care Equipment & Supplies		34,674,123

Health Care Providers & Services - 2.4%
Chemed Corp.	16,282	6,991,979
Humana Inc.	18,045	5,110,525
Molina Healthcare Inc.	45,500	5,927,740	*
UnitedHealth Group Inc.	5,849	1,368,666

Total Health Care Providers & Services		19,398,910

Health Care Technology - 0.8%
Veeva Systems Inc., Class A Shares	40,800	6,543,504	*

Life Sciences Tools & Services - 0.4%
Bruker Corp.	67,948	2,933,315

Pharmaceuticals - 3.3%
Bristol-Myers Squibb Co.	175,000	8,412,250
Johnson & Johnson	33,150	4,255,134
Merck & Co. Inc.	134,883	11,663,333
Pfizer Inc.	73,801	2,623,626

Total Pharmaceuticals		26,954,343

TOTAL HEALTH CARE		119,417,487

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
INDUSTRIALS - 10.5%
Aerospace & Defense - 1.5%
Boeing Co.	34,025	$12,388,162

Airlines - 1.7%
JetBlue Airways Corp.	192,660	3,336,871	*
Southwest Airlines Co.	139,057	7,275,463
United Airlines Holdings Inc.	37,500	3,161,625	*

Total Airlines		13,773,959

Commercial Services & Supplies - 0.8%
Tetra Tech Inc.	76,700	6,221,904

Electrical Equipment - 0.2%
Eaton Corp. PLC	17,226	1,390,483

Industrial Conglomerates - 0.5%
Honeywell International Inc.	24,862	4,092,782

Machinery - 2.8%
AGCO Corp.	85,400	5,902,848
Allison Transmission Holdings Inc.	104,671	4,650,533
Caterpillar Inc.	10,725	1,276,275
Cummins Inc.	42,000	6,269,340
Dover Corp.	45,000	4,218,300

Total Machinery		22,317,296

Professional Services - 1.4%
Insperity Inc.	50,602	5,012,634
ManpowerGroup Inc.	20,837	1,703,216
Robert Half International Inc.	92,967	4,970,946

Total Professional Services		11,686,796

Road & Rail - 0.9%
Union Pacific Corp.	44,166	7,153,125

Trading Companies & Distributors - 0.7%
W.W. Grainger Inc.	16,200	4,433,130
WESCO International Inc.	34,300	1,546,244	*

Total Trading Companies & Distributors		5,979,374

TOTAL INDUSTRIALS		85,003,881

INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 1.5%
Cisco Systems Inc.	253,500	11,866,335

Electronic Equipment, Instruments & Components - 1.0%
Avnet Inc.	58,402	2,446,460
Jabil Inc.	188,662	5,435,352

Total Electronic Equipment, Instruments & Components		7,881,812

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY	SHARES	VALUE
IT Services - 4.8%
Akamai Technologies Inc.	70,200	$6,256,926	*
Booz Allen Hamilton Holding Corp.	97,800	7,384,878
Euronet Worldwide Inc.	20,000	3,062,800	*
Mastercard Inc., Class A Shares	25,000	7,034,250
PayPal Holdings Inc.	81,997	8,941,773	*
Switch Inc., Class A Shares	200,600	3,289,840
Visa Inc., Class A Shares	14,000	2,531,480

Total IT Services		38,501,947

Semiconductors & Semiconductor Equipment - 2.4%
Broadcom Inc.	27,300	7,716,072
Intel Corp.	34,125	1,617,866
Lam Research Corp.	33,762	7,107,239
NXP Semiconductors NV	31,700	3,237,838

Total Semiconductors & Semiconductor Equipment		19,679,015

Software - 7.9%
Adobe Inc.	38,924	11,074,267	*
Citrix Systems Inc.	64,000	5,950,720
Dropbox Inc., Class A Shares	165,000	2,953,500	*
Fortinet Inc.	65,032	5,149,234	*
Manhattan Associates Inc.	20,300	1,677,389	*
Microsoft Corp.	165,825	22,860,634
Oracle Corp.	121,875	6,344,813
Proofpoint Inc.	20,000	2,272,200	*
salesforce.com Inc.	36,671	5,723,243	*

Total Software		64,006,000

Technology Hardware, Storage & Peripherals - 3.2%
Apple Inc.	124,891	26,069,747

TOTAL INFORMATION TECHNOLOGY		168,004,856

MATERIALS - 2.5%
Chemicals - 1.3%
Eastman Chemical Co.	87,000	5,687,190
Huntsman Corp.	180,000	3,585,600
LyondellBasell Industries NV, Class A Shares	18,000	1,392,840

Total Chemicals		10,665,630

Containers & Packaging - 0.5%
International Paper Co.	103,000	4,027,300

Metals & Mining - 0.7%
Steel Dynamics Inc.	210,000	5,670,000

TOTAL MATERIALS		20,362,930

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

SECURITY		SHARES	VALUE
REAL ESTATE - 4.0%
Equity Real Estate Investment Trusts (REITs) - 3.6%
Apartment Investment & Management Co., Class A Shares		38,500	$1,963,500
Brixmor Property Group Inc.		293,085	5,401,557
CoreCivic Inc.		151,296	2,564,467
Host Hotels & Resorts Inc.		175,000	2,807,000
Kimco Realty Corp.		362,804	6,668,337
Lamar Advertising Co., Class A Shares		42,400	3,249,960
Medical Properties Trust Inc.		295,327	5,490,129
Retail Properties of America Inc., Class A Shares		101,303	1,150,802

Total Equity Real Estate Investment Trusts (REITs)			29,295,752

Real Estate Management & Development - 0.4%
CBRE Group Inc., Class A Shares		60,000	3,136,200	*

TOTAL REAL ESTATE			32,431,952

UTILITIES - 4.8%
Electric Utilities - 1.8%
Edison International		85,245	6,160,656
IDACORP Inc.		63,700	6,994,897
Pinnacle West Capital Corp.		13,500	1,286,685

Total Electric Utilities			14,442,238

Gas Utilities - 1.6%
National Fuel Gas Co.		90,000	4,206,600
Spire Inc.		44,685	3,793,757
UGI Corp.		95,500	4,647,985

Total Gas Utilities			12,648,342

Independent Power and Renewable Electricity Producers - 1.4%
AES Corp.		390,000	5,978,700
NRG Energy Inc.		153,660	5,593,224

Total Independent Power and Renewable Electricity Producers			11,571,924

TOTAL UTILITIES			38,662,504

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $648,023,944)			799,299,184

RATE
SHORT-TERM INVESTMENTS - 1.1%
Invesco Treasury Portfolio, Institutional Class (Cost - $8,498,384)	1.997%	8,498,384	8,498,384

TOTAL INVESTMENTS - 99.9% (Cost - $656,522,328)			807,797,568
Other Assets in Excess of Liabilities - 0.1%			1,164,097

TOTAL NET ASSETS - 100.0%			$808,961,665

*	Non-income producing security.

See Notes to Schedule of Investments.

QS U.S. LARGE CAP EQUITY FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2019

At August 31, 2019, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation
Contracts to Buy:
E-mini S&P 500 Index	65	9/19	$9,463,435	$9,505,600	$42,165

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS U.S. Large Cap Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Common Stocks†	$799,299,184	—	—	$799,299,184

Short-Term Investments†	8,498,384	—	—	8,498,384

Total Investments	$807,797,568	—	—	$807,797,568

Other Financial Instruments:
Futures Contracts	$42,165	—	—	$42,165

Total	$807,839,733	—	—	$807,839,733

†	See Schedule of Investments for additional detailed categorizations.